FINANCIAL INSTRUMENTS - Put and Call Option on Minority Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2018	Dec. 31, 2018	Oct. 22, 2015
Disclosure of contingent liabilities in business combination [line items]
Payment of call and put options	$ 1,186
Gain on remeasurement of valuation of call and put option over non-controlling interest		$ 1,611
Dynaflows S.A.
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of valuation of call and put option over non-controlling interest		1,611
Derecognition of call option over non-controlling interest		$ 455
Major business combination | Dynaflows S.A.
Disclosure of contingent liabilities in business combination [line items]
Put option contract written, percentage of ownership interest			33.27%